Liquidity Class Prospectus | BofA Treasury Reserves
BofA Treasury Reserves
Investment Objective
BofA Treasury Reserves (the Fund) seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Liquidity Class Prospectus BofA Treasury Reserves Liquidity Class
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Liquidity Class Prospectus BofA Treasury Reserves Liquidity Class
Management fees	0.25%
Distribution and service (Rule 12b-1) fees	0.25%	[1]
Other expenses	0.01%
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.16%)	[2],[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.35%
[1]	BofA Distributors, Inc., the Fund's distributor (the Distributor), has contractually agreed to limit the combined total of Rule 12b-1 distribution fees and shareholder servicing fees (0.25%) to an annual rate of 0.15% of average net assets through December 31, 2016. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.
[2]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2016. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[3]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) do not exceed 0.20% of the Fund's average daily net assets through December 31, 2016. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■  you invest $10,000 in Liquidity Class shares of the Fund for the periods indicated,

■  your investment has a 5% return each year, and

■  the Fund's total annual operating expenses remain the same as shown in the table on the previous page.

The fee waivers and/or reimbursements shown in the Annual Fund Operating Expense table on the previous page are only reflected for the length of the expense commitment in each of the time periods shown below.

Based on the assumptions listed above, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Liquidity Class Prospectus | BofA Treasury Reserves | Liquidity Class | USD ($)	36	147	269	625

Remember this is an example only. Your actual costs may be higher or lower.
Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. Under normal circumstances, the Fund purchases only first tier securities that consist of U.S. Treasury obligations, repurchase agreements secured by U.S. Treasury obligations and U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government.

The Fund intends to be a "government money market fund," as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940. A "government money market fund" is required to invest at least 99.5% of its total assets in cash; securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or repurchase agreements that are collateralized fully, and is exempt from requirements that permit money market funds to impose liquidity fees and/or temporary redemption gates. The Fund has elected not to be subject to liquidity fees and/or redemption gates.

BofA Advisors, LLC, the Fund's investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Advisor considers, as relevant, local, national and global economic conditions, market conditions, interest rate movements, and other factors in connection with making investment decisions.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security, the creditworthiness of any entity that provides any supporting letter of credit, surety bond or other credit or liquidity enhancement for the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Advisor may sell an instrument before it matures in order to meet cash flow needs, to manage the portfolio's maturity, if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks

■  Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies in pursuit of the Fund's investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. Also, cash held by the Fund may adversely impact the Fund's yield.

■  Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor or the Advisor's affiliates, including Bank of America, N.A. and Bank of America Corporation (collectively, Bank of America), the Federal Deposit Insurance Corporation or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in rare instances in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose principal from their original investment. The net asset value of Fund shares could fall below $1.00 per share due to, among other things, defaults in portfolio securities of the Fund, significant interest rate increases or other disruptions in the normal operation of the markets in which the Fund buys and sells portfolio securities, significant redemption activity, or the Fund's receipt of income from portfolio securities that is insufficient to pay ongoing Fund operating expenses. If the net asset value of Fund shares were to fall below $1.00 per share, there is no assurance that Bank of America would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing securities from the Fund, making capital infusions into the Fund or taking other supportive actions.

■  Redemption Risk – The Fund may need to sell portfolio securities to meet shareholder redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if, for example, there is (i) significant redemption activity by shareholders, including, as an example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund also reserves the right to pay redemption proceeds with securities (a "redemption in-kind"). The Fund may, in circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

■  Regulatory Risk – Changes in government regulations may adversely affect the value of a security held by the Fund. In 2010, the SEC adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. In addition, on July 23, 2014, the SEC adopted further amendments to money market regulation. The majority of these amendments take effect in 2016. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and return.

■  Market Risk – Market risk refers to the possibility that the market values of portfolio securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Portfolio securities values may fall because of factors affecting individual issuers, companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of portfolio securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, longer term or low quality debt securities tend to have greater price volatility than the short term, high quality debt securities held by the Fund.

■  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from the debt security or the ability of the Fund to realize the par value of the debt security upon its maturity but may affect the value of the Fund's shares prior to the maturity of such security if it is issued in a lower prevailing interest rate environment. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■  Credit Risk – Credit risk applies to all debt securities. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Historically, credit risk has been a limited factor for short-term obligations backed by the "full faith and credit" of the U.S. Government.

■  U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Under normal circumstances, the Fund purchases only U.S. Government obligations whose principal and interest are backed by the full faith and credit of the U.S. Government. See ABOUT THE FUNDS' INVESTMENTS – Permissible Investments and Related Risks – U.S. Government and Related Obligations in the statement of additional information for more information.

■  Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements also may be viewed as loans made by the Fund. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of shares in the Fund to decline. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The value of these securities may be more volatile or less liquid than the securities that the Fund is permitted to purchase directly thereby increasing the risk that the Fund will be unable to recover fully in the event of the counterparty's default.

■  Dividends/Distributions Risk – The amount of income from portfolio securities could affect the Fund's ability to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to January 1, 2010 are the returns of Liquidity Class shares of Columbia Treasury Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund's past performance is no guarantee of how the Fund will perform in the future.

The bar chart below shows you how the performance of the Fund's Liquidity Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Year by Year Total Return (%) as of December 31 Each Year*

* Year-to-date return as of September 30, 2015: 0.01%
Best and Worst Quarterly Returns During this Period
Best:	4	th quarter 2006:	1.25%
Worst:	3	rd quarter 2011:	0.00%

Average Annual Total Return as of December 31, 2014
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Liquidity Class Prospectus | BofA Treasury Reserves | Liquidity Class	0.01%	0.01%	1.35%